Inventories - Schedule of write-down provisions related to the inventory categories (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Raw materials	€ 18,855	€ 21,728
Work in progress	21,478	12,600
Finished goods	4,089	591
Purchased goods (third party products)	40	591
TOTAL WRITE-DOWN PROVISION	€ 44,462	€ 35,510